Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Agreement Segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Noon buying rate	6.8972			6.8972
Restricted cash	¥ 41,383,000
Goodwill impairment provision	¥ 0	¥ 0	¥ 0
Number of agreements | Agreement	2
Contract liability	¥ 3,814,000	11,722,000
Contract asset	0	0
Advances from customers	16,652,000	20,680,000		$ 2,414
Revenue recognized from performance obligations satisfied	0	0	0
Advertising and marketing promotion expenses	1,064,621,000	2,369,769,000	2,215,074,000
Employee social security and welfare benefits	73,672,000	93,296,000	41,719,000
Interest and penalties associated with uncertain tax positions	¥ 0	0	0
Number of major segments | Segment	3
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	¥ 2,825,000	1,301,000	729,000
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	¥ 0	¥ 0	¥ 0
ASU 2016-02
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, early adoption [true false]	true			true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018			Jan. 01, 2018
Subsidiary
Significant Accounting Policies [Line Items]
Ordinary shares, voting rights	more than one half